FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21306

                          FRANKLIN MUTUAL RECOVERY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

            101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2705
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    ----------------
Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/06
                         -----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Mutual Recovery Fund

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                          Quarterly Statement of Investments | 1

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

Franklin Mutual Recovery Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
                                                                                   COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 88.6%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 75.0%
        AIRLINES 1.9%
      a ACE Aviation Holdings Inc., A .....................................        Canada             191,032         $  6,195,322
    a,b ACE Aviation Holdings Inc., A, 144A ...............................        Canada              10,020              324,957
                                                                                                                      ------------
                                                                                                                         6,520,279
                                                                                                                      ------------
        AUTOMOBILES 0.4%
a,c,d,f International Automotive Components Group Brazil LLC ..............        Brazil             155,394              640,223
a,c,d.f International Automotive Components Group Japan LLC ...............         Japan              13,994              117,562
a,c,d,f International Automotive Components Group LLC .....................      Luxembourg           660,308              660,308
                                                                                                                      ------------
                                                                                                                         1,418,093
                                                                                                                      ------------
        BUILDING PRODUCTS 1.1%
      a Armstrong World Industries Inc. ...................................     United States          68,116            2,887,437
    a,e Armstrong World Industries Inc., Contingent Distribution ..........     United States       5,819,475               72,744
  a,d,e Owens Corning, Contingent Distribution ............................     United States       8,117,178                   --
    a,c Owens Corning Inc. ................................................     United States          28,553              811,048
    a,c Owens Corning Inc., options to sell (shares), exercise price
          $25.00, expiration date, 4/06/07 ................................     United States          25,472                   --
    a,c Owens Corning Inc., options to purchase (shares), exercise price
          $37.50, expiration date, 1/02/08 ................................     United States          25,472                   --
                                                                                                                      ------------
                                                                                                                         3,771,229
                                                                                                                      ------------
        CHEMICALS 2.5%
      a Arkema ............................................................        France              29,229            1,502,065
        Koninklijke DSM NV ................................................      Netherlands          140,320            6,933,137
                                                                                                                      ------------
                                                                                                                         8,435,202
                                                                                                                      ------------
        COMMERCIAL BANKS 0.6%
  a,c,d Elephant Capital Holdings Ltd. ....................................         Japan                 286              387,892
  a,c,d NCB Warrant Holdings Ltd., A ......................................         Japan              13,135            1,546,942
                                                                                                                      ------------
                                                                                                                         1,934,834
                                                                                                                      ------------
        COMMERCIAL SERVICES & SUPPLIES 3.5%
        ARAMARK Corp., B ..................................................     United States         179,450            6,002,602
  a,c,d First Chicago Bancorp .............................................     United States         410,714            5,749,996
                                                                                                                      ------------
                                                                                                                        11,752,598
                                                                                                                      ------------
        COMPUTERS & PERIPHERALS 1.5%
      a McDATA Corp., A ...................................................     United States         939,130            5,212,172
                                                                                                                      ------------
        CONSTRUCTION MATERIALS 2.0%
        Rinker Group Ltd. .................................................       Australia           468,991            6,682,498
                                                                                                                      ------------
        CONSUMER FINANCE 2.4%
  a,c,d Cerberus FIM Investors Auto Finance LLC ...........................     United States         386,587              391,643
  a,c,d Cerberus FIM Investors Commercial Finance LLC .....................     United States          49,398               50,044
  a,c,d Cerberus FIM Investors Commercial Mortgage LLC ....................     United States          84,523               85,629
  a,c,d Cerberus FIM Investors Insurance LLC ..............................     United States         402,674              407,941
  a,c,d Cerberus FIM Investors Rescap LLC .................................     United States         854,068              865,239
        Takefuji Corp. ....................................................         Japan             160,830            6,363,753
                                                                                                                      ------------
                                                                                                                         8,164,249
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 3

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
                                                                                   COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONTAINERS & PACKAGING 3.1%
        Temple-Inland Inc. ................................................     United States         229,800         $ 10,577,694
                                                                                                                      ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 10.0%
a,c,d,f AboveNet Inc. .....................................................     United States          39,586            1,212,915
a,d,e,f AboveNet Inc., Contingent Distribution ............................     United States       2,387,000                   --
  a,c,f AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date, 9/09/13 ................................     United States              55                1,488
        BellSouth Corp. ...................................................     United States         331,930           15,637,222
      g NTL Inc. ..........................................................    United Kingdom         458,692           11,577,386
        Verizon Communications Inc. .......................................     United States         144,627            5,385,910
                                                                                                                      ------------
                                                                                                                        33,814,921
                                                                                                                      ------------
        ELECTRICAL EQUIPMENT 1.7%
        American Power Conversion Corp. .................................       United States         187,082            5,722,838
                                                                                                                      ------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
        Symbol Technologies Inc. ..........................................     United States          11,800              176,292
                                                                                                                      ------------
        FOOD PRODUCTS 2.4%
      f Orkla ASA .........................................................        Norway             144,420            8,175,678
                                                                                                                      ------------
        HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
      h Bausch & Lomb Inc. ................................................     United States          68,970            3,590,578
      h Boston Scientific Corp. ...........................................     United States         313,247            5,381,584
                                                                                                                      ------------
                                                                                                                         8,972,162
                                                                                                                      ------------
        HEALTH CARE PROVIDERS & SERVICES 3.3%
      a Assisted Living Concepts Inc. .....................................     United States         175,000            1,730,750
        Caremark Rx Inc. ..................................................     United States          64,790            3,700,157
      a Express Scripts Inc. ..............................................     United States          46,890            3,357,324
a,c,d,f Kindred Healthcare Inc. ...........................................     United States         103,800            2,489,902
a,c,d,f Kindred Healthcare Inc., options to purchase (shares):
          exercise price $23.75, expiration date, 7/17/11 .................     United States             166                   39
          exercise price $26.00, expiration date, 1/01/12 .................     United States              50                   --
          exercise price $9.07, expiration date, 1/01/13 ..................     United States              50                  746
          exercise price $25.99, expiration date, 1/01/14 .................     United States              50                   --
          exercise price $27.90, expiration date, 1/10/15 .................     United States              21                   --
                                                                                                                      ------------
                                                                                                                        11,278,918
                                                                                                                      ------------
        HOTELS RESTAURANTS & LEISURE 0.8%
      a Trump Entertainment Resorts Inc. ..................................     United States         153,564            2,801,007
                                                                                                                      ------------
        HOUSEHOLD DURABLES 0.9%
        Yankee Candle Co. Inc. ............................................     United States          89,870            3,080,744
                                                                                                                      ------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
        Constellation Energy Group ........................................     United States         120,550            8,302,278
                                                                                                                      ------------
        INDUSTRIAL CONGLOMERATES 2.1%
        Tyco International Ltd. ...........................................     United States         229,760            6,984,704
                                                                                                                      ------------


4 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
                                                                                   COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        INSURANCE 2.7%
  a,c,d Imagine Group Holdings Ltd. .......................................        Bermuda            287,034         $  3,148,763
    c,d Symetra Financial .................................................     United States          51,200            6,052,352
                                                                                                                      ------------
                                                                                                                         9,201,115
                                                                                                                      ------------
        LEISURE EQUIPMENT & PRODUCTS 1.3%
      g Mattel Inc. .......................................................     United States         197,470            4,474,670
                                                                                                                      ------------
        MACHINERY 1.7%
        Scania AB .........................................................         Sweden             81,950            5,753,437
                                                                                                                      ------------
        MEDIA 5.7%
      a Cablevision Systems Corp., A ......................................     United States          70,300            2,002,144
        Clear Channel Communications Inc. .................................     United States         116,810            4,151,428
        News Corp., A .....................................................     United States         273,750            5,880,150
        Sun-Times Media Group Inc., A .....................................     United States         112,700              553,357
        Time Warner Inc. ..................................................     United States         306,053            6,665,834
                                                                                                                      ------------
                                                                                                                        19,252,913
                                                                                                                      ------------
        METALS & MINING 2.5%
  c,d,f Esmark Inc. .......................................................     United States           1,363            1,122,280
        Phelps Dodge Corp. ................................................     United States          60,490            7,241,863
                                                                                                                      ------------
                                                                                                                         8,364,143
                                                                                                                      ------------
        MULTI-UTILITIES 1.8%
        NorthWestern Corp. ................................................     United States         168,933            5,976,850
    a,e NorthWestern Corp., Contingent Distribution .......................     United States           1,020                    6
      a NorthWestern Corp., wts., 11/01/07 ................................     United States             366                4,169
                                                                                                                      ------------
                                                                                                                         5,981,025
                                                                                                                      ------------
        PAPER & FOREST PRODUCTS 2.1%
      i Weyerhaeuser Co. ..................................................     United States         101,510            7,171,682
                                                                                                                      ------------
        REAL ESTATE 2.4%
        Link REIT .........................................................       Hong Kong         1,904,027            3,916,165
        Reckson Associates Realty Corp. ...................................     United States          88,900            4,053,840
                                                                                                                      ------------
                                                                                                                         7,970,005
                                                                                                                      ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
      a Agere Systems Inc. ................................................     United States          24,400              467,748
                                                                                                                      ------------
        TOBACCO 7.9%
        Altadis SA ........................................................         Spain             105,359            5,514,488
      i Altria Group Inc. .................................................     United States         115,350            9,899,337
        Imperial Tobacco Group PLC ........................................    United Kingdom          97,512            3,838,348
        KT&G Corp. ........................................................      South Korea          122,320            7,431,269
                                                                                                                      ------------
                                                                                                                        26,683,442
                                                                                                                      ------------
        WIRELESS TELECOMMUNICATION SERVICES 1.4%
      i Sprint Nextel Corp. ...............................................     United States         256,670            4,848,496
                                                                                                                      ------------

        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $226,488,396) .............................................                                            253,947,066
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 5

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES/WARRANTS/
                                                                                   COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        PREFERRED STOCKS (COST $4,962,000) 1.4%
        METALS & MINING 1.4%
  c,d,f Esmark Inc., 8.00%, cvt. pfd., A ..................................     United States           4,962         $  4,798,254
                                                                                                                      ------------

                                                                                                 ----------------
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT i
                                                                                                 ----------------
        CORPORATE BONDS & NOTES 3.5%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ............         Canada            430,000 CAD          370,385
    c,d Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .........     United States       1,153,479            1,153,479
    c,d Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13 ...     United States         148,194              148,194
    c,d Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13 ..     United States         253,570              253,570
    c,d Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ............     United States       1,208,021            1,208,021
    c,d Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...............     United States       2,562,205            2,562,205
    d,j Motor Coach Industries International Inc., FRN, 18.37%, 12/01/08 ..     United States       3,155,388            3,234,273
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..................     United States       2,801,691            2,801,691
                                                                                                                      ------------
        TOTAL CORPORATE BONDS & NOTES (COST $11,565,664) ..................                                             11,731,818
                                                                                                                      ------------

        CORPORATE BONDS & NOTES IN REORGANIZATION 8.7%
      k Adelphia Communications Corp.,
          9.25%, 10/01/02 .................................................     United States       1,987,000            1,818,105
          8.125%, 7/15/03 .................................................     United States         950,000              876,375
          9.875%, 3/01/05 .................................................     United States          22,000               20,295
          10.25%, 11/01/06 ................................................     United States       5,105,000            4,658,312
          9.875%, 3/01/07 .................................................     United States          13,000               11,993
          8.375%, 2/01/08 .................................................     United States          31,000               28,598
          7.75%, 1/15/09 ..................................................     United States          90,000               83,025
          7.875%, 5/01/09 .................................................     United States          12,000               10,890
          9.375%, 11/15/09 ................................................     United States       2,322,000            2,211,705
          senior note, 10.875%, 10/01/10 ..................................     United States          71,000               65,497
          senior note, 10.25%, 6/15/11 ....................................     United States         958,000              914,890
      k Century Communications Corp.,
          8.875%, 1/15/07 .................................................     United States           5,000                6,025
          8.75%, 10/01/07 .................................................     United States          29,000               34,003
          8.375%, 12/15/07 ................................................     United States       1,699,000            2,047,295
          Series B, zero cpn., senior disc. note, 1/15/08 .................     United States       1,060,000              739,350
          zero cpn., 3/15/03 ..............................................     United States          33,000               35,228
    j,k Collins & Aikman Products Co.,
          Revolver, FRN, 11.50%, 8/31/09 ..................................     United States          16,037                9,141
          Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ......................     United States          37,800               21,546
      k Dana Corp.,
          6.50%, 3/01/09 ..................................................     United States          11,000                8,305
          5.85%, 1/15/15 ..................................................     United States         397,000              285,840
          7.00%, 3/01/29 ..................................................     United States          88,000               65,120
    j,k Eurotunnel PLC,
          S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 .........    United Kingdom          37,000 GBP           26,085
        b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%, 12/15/12 ......    United Kingdom          65,100 GBP          129,082
          Tier 2, FRN, 5.959%, 12/31/18 ...................................    United Kingdom           9,600 GBP           18,824
          Tier 3, FRN, 5.895%, 12/31/25 ...................................    United Kingdom       3,615,500 GBP        6,195,362


6 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                                   COUNTRY           AMOUNT i             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
      k Eurotunnel SA,
        j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ..........        France              23,000 EUR     $     10,930
          Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 ......        France              18,500 EUR           24,726
        j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ...........................        France           7,850,800 EUR        9,068,017
        j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ...........................        France              41,370 EUR           47,783
                                                                                                                      ------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $21,626,462) ..............................................                                             29,472,347
                                                                                                                      ------------
        TOTAL LONG TERM INVESTMENTS (COST $264,642,522) ...................                                            299,949,485
                                                                                                                      ------------
        SHORT TERM INVESTMENTS 6.8%
        GOVERNMENT AGENCIES (COST $23,055,910) 6.8%
      l Federal Home Loan Bank, 1/02/07 - 2/28/07 .........................     United States      23,100,000           23,066,500
                                                                                                                      ------------
        TOTAL INVESTMENTS (COST $287,698,432) 95.4% .......................                                            323,015,985
        OPTIONS WRITTEN (0.4)% ............................................                                             (1,365,995)
        SECURITIES SOLD SHORT (11.0)% .....................................                                            (37,259,303)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ..........                                               (469,723)
        OTHER ASSETS, LESS LIABILITIES 16.1% ..............................                                             54,705,705
                                                                                                                      ------------
        NET ASSETS 100.0% .................................................                                           $338,626,669
                                                                                                                      ============

                                                                                                   --------------
                                                                                                      CONTRACTS
                                                                                                   --------------
        OPTIONS WRITTEN 0.4%
        HEALTH CARE EQUIPMENT & SUPPLIES 0.0% m
        Bausch & Lomb Inc., Jan. 55.00 Calls, 1/20/07 .....................     United States              73         $      1,825
        Bausch & Lomb Inc., Feb. 55.00 Calls, 2/17/07 .....................     United States              18                2,340
                                                                                                                      ------------
                                                                                                                             4,165
                                                                                                                      ------------

        LEISURE EQUIPMENT & PRODUCTS 0.4%
        Mattel Inc., July 15.00 Calls, 7/21/07 ............................     United States             986              793,730
        Mattel Inc., July 17.50 Calls, 7/21/07 ............................     United States             988              568,100
                                                                                                                      ------------
                                                                                                                         1,361,830
                                                                                                                      ------------
        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $1,362,517) ..............                                              1,365,995
                                                                                                                      ============

                                                                                                   --------------
                                                                                                        SHARES
                                                                                                   --------------
        SECURITIES SOLD SHORT 11.0%
        COMPUTERS & PERIPHERALS 1.7%
        Brocade Communications Systems Inc. ...............................     United States         704,300            5,782,303
                                                                                                                      ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 4.6%
        AT&T Inc. .........................................................     United States         439,739           15,720,669
                                                                                                                      ------------
        ELECTRIC UTILITIES 1.9%
        FPL Group Inc. ....................................................     United States          72,401            3,940,063
        Iberdrola SA, Br. .................................................         Spain              53,520            2,339,897
                                                                                                                      ------------
                                                                                                                         6,279,960
                                                                                                                      ------------
        FOOD & STAPLES RETAILING 0.4%
        CVS Corp. .........................................................     United States          42,850            1,324,493
                                                                                                                      ------------


                                          Quarterly Statement of Investments | 7

Franklin Mutual Recovery Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  INDUSTRY           SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        SECURITIES SOLD SHORT (CONTINUED)
        FOOD PRODUCTS 0.4%
        Kraft Foods Inc., A .............................................       United States        36,928           $  1,318,330
                                                                                                                      ------------
        HEALTH CARE PROVIDERS & SERVICES 0.8%
        Medco Health Solutions Inc. .....................................       United States        54,100              2,891,104
                                                                                                                      ------------
        METALS & MINING 0.7%
        Freeport-McMoRan Copper & Gold Inc., B ..........................       United States        40,529              2,258,681
                                                                                                                      ------------
        REAL ESTATE 0.4%
        SL Green Realty Corp. ...........................................       United States         9,224              1,224,763
                                                                                                                      ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
        LSI Logic Corp. .................................................       United States        51,000                459,000
                                                                                                                      ------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $34,456,481) ..............                                             $ 37,259,303
                                                                                                                      ============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

FRN   - Floating Rate Note
LIBOR - London InterBank Offered Rate
PIBOR - Paris InterBank Offered Rate
REIT  - Real Estate Investment Trust

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the aggregate value of these securities was $824,424, representing 0.24% of net assets.

c     See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2006, the aggregate value of these securities was $38,288,412, representing 11.31% of net assets.

e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

f     See Note 5 regarding other considerations - security board member.

g     Security segregated with broker for securities sold short.

h A portion or all of the security is held in connection with written option contracts open at year end.

i     The principal amount is stated in U.S. dollars unless otherwise indicated.

j     The coupon rate shown represents the rate at period end.

k     Defaulted security.

l     The security is traded on a discount basis with no stated coupon rate.

m     Rounds to less than 0.1% of net assets.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Mutual Recovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end, continuously offered investment company.

1. INCOME TAXES

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................    $287,750,098
                                                         ============

Unrealized appreciation .............................    $ 41,192,267
Unrealized depreciation .............................      (5,926,380)
                                                         ------------
Net unrealized appreciation (depreciation) ..........    $ 35,265,887
                                                         ============

2. SYNTHETIC EQUITY SWAPS

At December 31, 2006, the Fund had the following synthetic equity swaps outstanding:

                                                                    NUMBER OF      NOTIONAL       UNREALIZED
                                                                    CONTRACTS       VALUE           (LOSS)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
Scottish Power PLC (7.48 - 7.58 GBP) ..........................       325,146     $4,762,887     $    (40,205)
                                                                                                 ------------
      Net unrealized gain (loss) ...........................................................     $    (40,205)
                                                                                                 ============

3. FORWARD EXCHANGE CONTRACTS

At December 31, 2006, the Fund had the following forward exchange contracts outstanding:

                                                                    CONTRACT      SETTLEMENT     UNREALIZED      UNREALIZED
                                                                     AMOUNT          DATE           GAIN            LOSS
----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
      7,950,000  Euro .........................................   $10,469,837        2/26/07     $   53,533

CONTRACTS TO SELL
      4,648,514  British Pound ................................     8,717,597        1/16/07                    $  (386,977)
        100,000  British Pound ................................       197,010        1/16/07          1,150
        100,000  British Pound ................................       195,425        2/08/07                           (456)
     34,902,324  Swedish Krona ................................     5,122,074        2/15/07         12,133
     17,244,735  Euro .........................................    22,232,265        2/26/07                       (594,492)
      4,711,665  Euro .........................................     6,261,526        2/26/07         24,722
     25,000,000  Norwegian Krone ..............................     4,115,091        3/07/07         94,064
      6,521,924  Australian Dollar ............................     5,098,821        3/14/07                        (38,986)
     54,400,000  Japanese Yen .................................       461,518        3/19/07                           (320)
    480,000,000  Japanese Yen .................................     4,144,398        3/19/07         69,360


                                          Quarterly Statement of Investments | 9

Franklin Mutual Recovery Fund

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                    CONTRACT      SETTLEMENT     UNREALIZED      UNREALIZED
                                                                     AMOUNT          DATE           GAIN            LOSS
----------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
  3,294,653,625  Korean Won ...................................   $ 3,487,500        3/22/07                    $   (61,428)
    183,400,000  Korean Won ...................................       200,000        3/22/07     $    2,446
      7,173,156  Canadian Dollar ..............................     6,457,338        3/26/07        285,655
     18,587,648  Norwegian Krone ..............................     3,068,529        6/07/07         69,873
                                                                                                 ---------------------------
     Unrealized gain (loss) on forward exchange contracts .................... .............        612,936      (1,082,659)
                                                                                                 ---------------------------
                 Net unrealized gain (loss) on forward exchange contracts ..................................    $  (469,723)
                                                                                                                ===========

4. RESTRICTED SECURITIES

At December 31, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT,
  SHARES AND                                                           ACQUISITION
   CONTRACTS   ISSUER                                                     DATES              COST          VALUE
--------------------------------------------------------------------------------------------------------------------
      39,586   AboveNet Inc. ...................................   10/01/03 - 12/02/03    $1,511,610    $ 1,212,915
          55   AboveNet Inc., options to purchase (shares),
                exercise price $20.95, expiration date,
                9/09/13 ........................................    4/17/06 - 9/08/06             --          1,488
     386,587   Cerberus FIM Investors Auto Finance LLC .........        11/21/06             386,587        391,643
   1,153,479   Cerberus FIM Investors Auto Finance LLC,
                12.00%, 11/22/13 ...............................        11/22/06           1,153,479      1,153,479
      49,398   Cerberus FIM Investors Commercial Finance LLC ...        11/21/06              49,398         50,044
     148,194   Cerberus FIM Investors Commercial Finance LLC,
                12.00%, 11/22/13 ...............................        11/22/06             148,194        148,194
      84,523   Cerberus FIM Investors Commercial Mortgage LLC ..        11/21/06              84,523         85,629
     253,570   Cerberus FIM Investors Commercial Mortgage LLC,
                12.00%, 11/22/13 ...............................        11/22/06             253,570        253,570
     402,674   Cerberus FIM Investors Insurance LLC ............        11/21/06             402,674        407,941
   1,208,021   Cerberus FIM Investors Insurance LLC,12.00%,
                11/22/13 .......................................        11/22/06           1,208,021      1,208,021
     854,068   Cerberus FIM Investors Rescap LLC ...............        11/21/06             854,068        865,239
   2,562,205   Cerberus FIM Investors Rescap LLC, 12.00%,
                11/22/13 .......................................        11/22/06           2,562,205      2,562,205
         286   Elephant Capital Holdings Ltd. ..................   10/22/03 - 8/23/04             --        387,892
       1,363   Esmark Inc. .....................................         7/28/06           1,444,287      1,122,280
       4,962   Esmark Inc., 8.00%, cvt. pfd., A ................   11/08/04 - 9/29/06      4,962,000      4,798,254
     410,714   First Chicago Bancorp ...........................        11/16/06           5,749,996      5,749,996
     287,034   Imagine Group Holdings Ltd. .....................         8/31/04           2,939,659      3,148,763
     155,394   International Automotive Components
                Group Brazil LLC ...............................    4/13/06 - 8/21/06         92,996        640,223


10 | Quarterly Statement of Investments

Franklin Mutual Recovery Fund

4. RESTRICTED SECURITIES (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT,
  SHARES AND                                                           ACQUISITION
   CONTRACTS   ISSUER                                                     DATES              COST          VALUE
--------------------------------------------------------------------------------------------------------------------
      13,994   International Automotive Components Group
                Japan LLC ......................................   9/26/06 - 11/04/06     $  121,783    $   117,562
     660,308   International Automotive Components Group LLC ...   3/06/06 - 10/16/06        660,632        660,308
     103,800   Kindred Healthcare Inc. .........................         3/10/04           2,615,236      2,489,902
               Kindred Healthcare Inc., options to purchase
                (shares):
         166     exercise Price $23.75, expiration date,
                  7/17/11 ......................................    7/17/04 - 7/17/05             --             39
          50     exercise Price $26.00, expiration date,
                  1/01/12 ......................................    1/01/05 - 1/01/06             --             --
          50     exercise Price $9.07, expiration date,
                  1/01/13 ......................................    1/01/05 - 1/01/06             --            746
          50     exercise Price $25.99, expiration date,
                  1/01/14 ......................................    1/01/05 - 1/01/06             --             --
          21     exercise Price $27.90, expiration date,
                  1/01/15 ......................................         1/06/06                  --             --
      13,135   NCB Warrant Holdings Ltd., A ....................        12/16/05           1,974,199      1,546,942
      28,553   Owens Corning Inc. ..............................   11/08/06 - 12/20/06       805,435        811,048
      25,472   Owens Corning Inc., options to sell (shares),
                exercise price $25.00, expiration date,
                4/06/07 ........................................        12/20/06                 888             --
      25,472   Owens Corning Inc., options to purchase
                (shares), exercise price $37.50, expiration
                date, 1/02/08 ..................................        12/20/06               2,284             --
      51,200   Symetra Financial ...............................         7/27/04           5,120,000      6,052,352
                                                                                                        -----------
                  TOTAL RESTRICTED SECURITIES (10.59% of Net
                   Assets)                                                                              $35,866,675
                                                                                                        ===========

5. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual Advisers, LLC, the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time. The securities have been identified on the accompanying Statement of Investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL RECOVERY FUND


By /s/JIMMY D. GAMBILL
  --------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  ---------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007


By /s/GALEN G. VETTER
  ---------------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007